PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 153,019	$ 147,617
Renewable Power
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	76,414	66,351
Renewable Power | North America
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	44,538	41,636
Renewable Power | Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,283	5,578
Renewable Power | Colombia
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	12,431	10,585
Renewable Power | Europe
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	7,144	5,409
Renewable Power | Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 8,018	$ 3,143